Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (494,765)	$ (316,093)	$ (1,213,199)	$ (6,404,628)	$ (3,900,406)
Adjustments to reconcile net loss from continuing operations to net cash provided by (used in) operations:
Depreciation and amortization	197,610	29,730	348,172	39,229
Amortization of debt discount and deferred debt issuance costs	81,581		163,590	1,104,011
Fair value of options issued for services			45,000
Stock compensation for services	157,100	30,000	338,900	4,111,000
Change in fair value of derivative liability	(15,629)	780	(198,908)	(421,340)
Change in fair value of contingent consideration	(105,060)
Issuance of common shares for extinguishment of debt and cancellation of warrants			352,763
Fair value of common shares issued for waiver of debt covenants	248,575
Issuance of shares pursuant to convertible notes	(425,243)		(153,216)	21,669
Fair value of shares issued to officer			382,344
Deferred taxes	(220,700)		(2,800,972)
Equity loss attributable to affiliate			50,539
Net gain on deconsolidation of Digital subsidiary and write off of related investment in subsidiary			(453,514)
Undistributed earnings from non-controlled interest	(34,982)	(5,051)	16,448
Changes in operating assets and liabilities:
Accounts receivable	(276,086)	(277,884)	(2,252,492)	(66,866)
Other assets	(333,934)	916	10,992	5,858
Deferred revenue	(75,830)		135,319
Accounts payable and accrued expenses	1,336,523	31,599	2,099,076	542,535
Total adjustments	959,168	(189,910)	(1,762,743)	5,336,096
Net cash provided by (used) in operating activities	464,403	(511,054)	(2,975,942)	(1,068,532)
Cash flows from investing activities:
Advances to affiliate			(179,061)
Purchases of equipment	(15,954)	(5,145)	(89,258)	(81,144)
Issuance of convertible notes receivable	(200,000)
Consideration paid for acquisitions, net of cash received			(13,467,074)	(39,330)
Net cash used in investing activities	(215,954)	(5,145)	(13,735,393)	(120,474)
Cash flows from financing activities:
Proceeds from sale of common stock				55,000
Proceeds from sale of preferred stock, net of issuance costs	300,000	801,948	6,954,429	15,000
Increase in deferred loan costs			(1,339,043)
Proceeds from bank borrowings	52,500	71,000	150,000	136,168
Repayments of notes and loans payable	(405,214)	(458,783)	(2,107,635)	(392,742)
Proceeds from third party borrowings			15,187,796	1,422,326
Proceeds from related party borrowings	425,000	121,649	852,668	20,063
Repayments of acquisition notes payable			(2,378,648)
Distribution to non-controlling interest			(50,539)
Net cash provided by financing activities	372,286	535,814	17,269,028	1,255,815
Net increase in cash	620,735	19,615	557,693	66,809
Cash, beginning of period	646,978	89,285	89,285	22,476
Cash, end of period	1,267,713	108,900	646,978	89,285	22,476
Supplemental disclosures of cash flow information:
Cash paid for interest	73,874	112,863	581,229	108,938
Cash paid for income taxes	10,605		9,890
Non-cash investing and financing activities:
Issuance of shares to lenders for waiver of debt covenants	248,575	18,453
Common stock issued for loan modification				242,702
Common stock issued on debt conversion	425,243		153,216	25,000
Common stock issued for acquisition not completed			290,766	290,766
Forfeiture of officers compensation			200,000
Preferred Stock issued for waiver of salary				200,000
Conversion of preferred shares into common shares	565,660		352,344
Common stock issued for acquisition				76,120
Redeemable common stock			499,921
Redeemable preferred stock issued for acquisition			8,320,054
Promissory notes issued for acquisition			2,378,668	341,607
Common stock issued for deferred loan cost				373,446
Preferred stock issued in settlement of debt obligation			616,760	605,872
Preferred dividend	591,085	17,722	843,215
Fair value of warrants accounted for as derivatives and corresponding increase in debt discount			193,944
Notes payable to satisfy liabilities associated with deferred loan costs			610,000
Conversion of preferred dividends into common shares	$ 246,322